Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

March 9, 2023

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Government Fund (the “Registrant”) File No. 811-04304

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Proxy Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of seven series of Ivy Funds (each an “Acquired Fund”) with and into one series of the Registrant, one series of Delaware Group Tax-Free Fund, two series of Voyageur Mutual Funds, one series of Delaware Group Income Funds, and one series of Delaware Group Limited-Term Government Funds (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Ivy Municipal Bond Fund, a series of Ivy Funds	Delaware Tax-Free USA Fund, a series of Delaware Group® Tax-Free Fund
Delaware Ivy Municipal High Income Fund, a series of Ivy Funds	Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds
Delaware Ivy California Municipal High Income Fund, a series of Ivy Funds	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of Ivy Funds	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Limited-Term Bond Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy Strategic Income Fund, a series of Ivy Funds	Delaware Strategic Income Fund, a series of Delaware Group Government Fund

This Registration Statement is being filed to register Class A, Class C, Class R, and Institutional Class shares of the Delaware Strategic Income Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Ivy Strategic Income Fund, a series of Ivy Funds, in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

U.S. Securities and Exchange Commission
March 9, 2023

The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on June 13, 2023.

It is proposed that this filing will become automatically effective on April 8, 2023 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Proxy Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Tax-Free Fund, Voyageur Mutual Funds, Delaware Group Income Funds and Delaware Group Limited-Term Government Funds are each filing a registration statement on Form N-14 which contains the identical Prospectus/Proxy Statement.  Thus, while these five registrants today are filing five registration statements on Form N-14, there is only one form of Prospectus/Proxy Statement for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours, /s/ Taylor Brody Taylor Brody

cc:	Emilia P. Wang
Macquarie Asset Management
Jonathan M. Kopcsik
Bruce G. Leto